Document And Entity Information	Sep. 01, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Yum China Holdings, Inc.
Entity Central Index Key	0001673358
Entity Emerging Growth Company	false
Entity File Number	001-37762
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2421743
Entity Address, Address Line One	101 East Park Boulevard, Suite 805
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	75074
City Area Code	469
Local Phone Number	980-2898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	YUMC
Name of each exchange on which registered	NYSE
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Yum China Building
Entity Address, Address Line Two	20 Tian Yao Qiao Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200030